CAPITAL LEASE	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
CAPITAL LEASE
CAPITAL LEASE

(in thousands of $)	2018	2017
Total obligations under capital lease	119,683	128,081
Less: current portion of obligations under capital lease	(1,564)	(1,276)
Non-current portion of obligations under capital lease	118,119	126,805

As of December 31, 2018 and 2017, we operated one vessel under a capital lease.

The leasing transaction, which occurred in August 2003, was in relation to the newbuilding, the Methane Princess. We novated the Methane Princess newbuilding contract prior to completion of construction and leased the vessel from the same financial institution in the United Kingdom (the “Methane Princess Lease”). The lessor of the Methane Princess has a second priority security interest in the Methane Princess and the Golar Spirit. Our obligation to the lessor under the Methane Princess Lease is secured by a letter of credit (“LC”) provided by other banks. Details of the security deposit provided by us to the bank providing the LC are given in note 16.

As of December 31, 2018, we are committed to make quarterly minimum capital lease payments (including interest), as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease
2019	7,740
2020	8,036
2021	8,349
2022	8,665
2023 and thereafter	158,360
Total minimum lease payments	191,150
Less: Imputed interest	(71,467)
Present value of minimum lease payments	119,683

The interest element of the lease rentals is accrued at a floating rate based upon Pound Sterling LIBOR.

We determined that the entity that owned the Methane Princess was a variable interest entity in which we had a variable interest and was the primary beneficiary. Upon the initial transfer of the Methane Princess to the financial institution, we measured the subsequently leased vessel at the same amount as if the transfer had not occurred, which was cost less accumulated depreciation at the time of transfer.